Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 446,527	$ 639,991
Additions	419,353
Bad debt recovery		(225,660)
Foreign currency translation adjustments	(74,053)	32,196
Ending balance	$ 791,827	$ 446,527